Financial instruments - Currency risk (Details) € in Thousands, £ in Thousands, kr in Thousands, $ in Thousands	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CAD ($)	Sep. 30, 2020 EUR (€)	Sep. 30, 2020 SEK (kr)	Sep. 30, 2020 GBP (£)	Sep. 30, 2019 CAD ($)
Cross-currency swaps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedges of net investments in European operations		$ (32,233)				$ 29,894
Hedges of net investments in European operations | Cross-currency swaps in euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedges of net investments in European operations		189				19,305
Hedges of net investments in European operations | Cross-currency swaps in euro | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Notional		374,200
Pay Notional | €			€ 240,800
Hedges of net investments in European operations | Cross-currency swap agreement between Canadian dollar to British pound
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedges of net investments in European operations		8,977				12,511
Hedges of net investments in European operations | Cross-currency swap agreement between Canadian dollar to British pound | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Notional		136,274
Pay Notional | £					£ 75,842
Hedges of net investments in European operations | Cross-currency swaps in Swedish krona
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedges of net investments in European operations		5,359				7,995
Hedges of net investments in European operations | Cross-currency swaps in Swedish krona | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Notional		58,419
Pay Notional | kr				kr 371,900
Hedges of net investments in European operations and cash flow hedges on unsecured committed term loan credit facility | Cross-Currency Swap Agreement Between USD To Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedges of net investments in European operations and cash flow hedges on unsecured committed term loan credit facility		$ (45,599)				(3,627)
Hedges of net investments in European operations and cash flow hedges on unsecured committed term loan credit facility | Cross-Currency Swap Agreement Between USD To Euro | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Notional	$ 500,000,000
Receive Rate	1.00%	1.00%	1.00%	1.00%	1.00%
Pay Notional | €			€ 443,381
Cash flow hedges on Senior U.S. unsecured notes | USD 550,000 Cross-Currency Swaps To CAD, Net Investment Hedge In Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flow hedges of Senior U.S. unsecured notes		$ (1,159)				$ (6,290)
Cash flow hedges on Senior U.S. unsecured notes | USD 550,000 Cross-Currency Swaps To CAD, Net Investment Hedge In Euro | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Notional	$ 420,000,000
Pay Notional		$ 568,893
Minimum | Hedges of net investments in European operations | Cross-currency swaps in euro | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Rate	3.40%	3.40%	3.40%	3.40%	3.40%
Pay rate	2.10%	2.10%	2.10%	2.10%	2.10%
Minimum | Hedges of net investments in European operations | Cross-currency swap agreement between Canadian dollar to British pound | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Rate	3.57%	3.57%	3.57%	3.57%	3.57%
Pay rate	2.67%	2.67%	2.67%	2.67%	2.67%
Minimum | Hedges of net investments in European operations | Cross-currency swaps in Swedish krona | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Rate	3.57%	3.57%	3.57%	3.57%	3.57%
Pay rate	2.12%	2.12%	2.12%	2.12%	2.12%
Minimum | Hedges of net investments in European operations and cash flow hedges on unsecured committed term loan credit facility | Cross-Currency Swap Agreement Between USD To Euro | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pay rate	1.13%	1.13%	1.13%	1.13%	1.13%
Minimum | Cash flow hedges on Senior U.S. unsecured notes | USD 550,000 Cross-Currency Swaps To CAD, Net Investment Hedge In Euro | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Rate	3.74%	3.74%	3.74%	3.74%	3.74%
Pay rate	3.40%	3.40%	3.40%	3.40%	3.40%
Maximum | Hedges of net investments in European operations | Cross-currency swaps in euro | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Rate	3.81%	3.81%	3.81%	3.81%	3.81%
Pay rate	2.51%	2.51%	2.51%	2.51%	2.51%
Maximum | Hedges of net investments in European operations | Cross-currency swap agreement between Canadian dollar to British pound | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Rate	3.63%	3.63%	3.63%	3.63%	3.63%
Pay rate	2.80%	2.80%	2.80%	2.80%	2.80%
Maximum | Hedges of net investments in European operations | Cross-currency swaps in Swedish krona | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Rate	3.68%	3.68%	3.68%	3.68%	3.68%
Pay rate	2.18%	2.18%	2.18%	2.18%	2.18%
Maximum | Hedges of net investments in European operations and cash flow hedges on unsecured committed term loan credit facility | Cross-Currency Swap Agreement Between USD To Euro | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pay rate	1.17%	1.17%	1.17%	1.17%	1.17%
Maximum | Cash flow hedges on Senior U.S. unsecured notes | USD 550,000 Cross-Currency Swaps To CAD, Net Investment Hedge In Euro | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Rate	4.06%	4.06%	4.06%	4.06%	4.06%
Pay rate	3.81%	3.81%	3.81%	3.81%	3.81%